Schedule of Investments (unaudited) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.5%

Chemicals — 0.2%
GEO Specialty Chemicals, Inc.(a)(b)		4,684,174	$1,171,043
LyondellBasell Industries NV, Class A		26	1,931

			1,172,974

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.(a)(b)		1,075,282,733	1,483,891

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		10,718	161

Interactive Media & Services — 0.0%
New Holdings LLC(a)		252	88,199

Media — 0.0%
Adelphia Communications Corp., Class A(a)(b)(c)		400,000	4
Adelphia Recovery Trust(b)		396,568	1,190

			1,194

Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,664	94,847
Preferred Proppants LLC(a)		7,288	32,797
Project Investor Holding LLC(a)		7,288	—

			127,644

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,707	12,734

Software — 0.0%
Avaya Holdings Corp.(b)		37	465

Total Common Stocks — 0.5% (Cost — $21,355,808)			2,887,262

		Par (000)

Corporate Bonds — 31.9%

Aerospace & Defense — 1.7%
Arconic, Inc., 5.13%, 10/01/24	USD	753	765,214
BBA US Holdings, Inc., 5.38%, 05/01/26(d)		42	42,525
Bombardier, Inc.(d):
6.13%, 01/15/23		664	645,541
7.50%, 12/01/24		1,039	1,020,817
7.50%, 03/15/25		843	817,457
7.88%, 04/15/27		800	767,500
TransDigm UK Holdings PLC, 6.88%, 05/15/26		293	284,943
TransDigm, Inc.:
6.50%, 05/15/25		184	182,620
6.25%, 03/15/26(d)		5,878	6,002,907

			10,529,524

Security		Par (000)	Value

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(d)	USD	19	$19,546

Airlines — 0.1%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21		408	424,942

Auto Components — 0.7%
Allison Transmission, Inc., 5.88%, 06/01/29(d)		315	317,756
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	100	122,961
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.38%, 12/15/25	USD	379	380,895
6.25%, 05/15/26(d)		177	175,673
IHO Verwaltungs GmbH(e):
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23	EUR	100	113,949
(3.63% Cash or 3.38% PIK), 3.63%, 05/15/25(f)		100	111,156
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(a)(b)(c)	USD	5,125	—
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR	134	149,174
6.25%, 05/15/26(d)	USD	1,260	1,285,200
8.50%, 05/15/27(d)		1,609	1,604,977
Tesla, Inc., 5.30%, 08/15/25(d)		168	136,923
Venture Holdings Co. LLC, 12.00%, 06/01/09(a)(b)(c)		5,150	—

			4,398,664

Banks — 0.1%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(g)	EUR	100	116,444
Banco de Sabadell SA, 1.75%, 05/10/24		100	111,007
Banco Espirito Santo SA(b)(c):
2.63%, 05/08/17		100	27,929
4.75%, 01/15/19		200	55,857
4.00%, 01/21/19		100	27,929

			339,166

Building Products — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(d)	USD	35	33,086
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		446	451,575
Masonite International Corp., 5.75%, 09/15/26(d)		105	106,313
Standard Industries, Inc.(d):
5.50%, 02/15/23		4	4,055
5.38%, 11/15/24		550	555,923
6.00%, 10/15/25		238	245,433

			1,396,385

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 0.1%
Blackstone CQP Holdco LP, 6.00%, 08/18/21(d)	USD	576	$573,120

Chemicals — 2.1%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		1,030	1,009,400
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)		440	437,800
Blue Cube Spinco LLC:
9.75%, 10/15/23		313	344,300
10.00%, 10/15/25		355	398,044
Chemours Co.:
6.63%, 05/15/23		14	13,948
5.38%, 05/15/27		667	603,637
Element Solutions, Inc., 5.88%, 12/01/25(d)		1,034	1,048,217
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		202	202,505
GEO Specialty Chemicals, Inc., 15.24%, 10/18/25(a)		7,890	8,223,424
PQ Corp., 5.75%, 12/15/25(d)		507	507,000

			12,788,275

Commercial Services & Supplies — 0.2%
ADT Security Corp.:
3.50%, 07/15/22		156	151,125
4.88%, 07/15/32(d)		458	378,995
Core & Main LP, 6.13%, 08/15/25(d)		391	386,113
GFL Environmental, Inc., 8.50%, 05/01/27(d)		231	235,740

			1,151,973

Communications Equipment — 0.8%
CommScope, Inc.(d):
5.50%, 03/01/24		1,076	1,081,380
6.00%, 03/01/26		487	485,783
ViaSat, Inc., 5.63%, 04/15/27(d)		558	565,673
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		1,311	1,343,775
6.38%, 05/15/25		92	94,645
5.75%, 01/15/27(d)		1,187	1,219,642

			4,790,898

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		224	190,400
frontdoor, Inc., 6.75%, 08/15/26(d)		298	312,900
SRS Distribution, Inc., 8.25%, 07/01/26(d)		39	38,025

			541,325

Security		Par (000)	Value

Construction Materials — 0.3%
HD Supply, Inc., 5.38%, 10/15/26(d)	USD	1,070	$1,088,725
Williams Scotsman International, Inc., 6.88%, 08/15/23(d)		531	531,000

			1,619,725

Consumer Discretionary — 0.3%
Dun & Bradstreet Corp., 6.88%, 08/15/26(d)		463	473,417
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		134	134,000
Viking Cruises Ltd., 5.88%, 09/15/27(d)		928	899,993

			1,507,410

Consumer Finance — 1.2%
Ally Financial, Inc.:
3.88%, 05/21/24		158	157,210
5.13%, 09/30/24		215	224,944
8.00%, 11/01/31		709	898,658
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(e)	EUR	100	110,721
Navient Corp.:
6.63%, 07/26/21	USD	177	183,586
5.50%, 01/25/23		363	362,002
7.25%, 09/25/23		10	10,497
5.88%, 10/25/24		354	354,000
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	112,214
4.50%, 05/15/26(d)		855	959,433
6.25%, 05/15/26(d)	USD	1,050	1,058,316
8.25%, 11/15/26(d)		645	641,775
Springleaf Finance Corp.:
6.13%, 03/15/24		598	620,425
6.88%, 03/15/25		335	349,137
7.13%, 03/15/26		22	23,066
6.63%, 01/15/28		162	164,028
Verscend Escrow Corp., 9.75%, 08/15/26(d)		977	1,033,177

			7,263,189

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d):
4.63%, 05/15/23		433	432,459
7.25%, 05/15/24		510	531,037
Berry Global Escrow Corp., 4.88%, 07/15/26(d)(f)		338	336,219
BWAY Holding Co., 4.75%, 04/15/24	EUR	100	113,884
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	107	103,522

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Greif, Inc., 6.50%, 03/01/27(d)	USD	90	$90,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
5.13%, 07/15/23		165	165,033
7.00%, 07/15/24		467	470,105
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	114,374

			2,357,083

Diversified Consumer Services — 0.4%
APX Group, Inc.:
8.75%, 12/01/20	USD	215	201,025
7.88%, 12/01/22		216	199,260
Ascend Learning LLC, 6.88%, 08/01/25(d)		349	348,210
Laureate Education, Inc., 8.25%, 05/01/25(d)		119	128,549
Prime Security Services Borrower LLC/Prime Finance, Inc.(d):
9.25%, 05/15/23		261	273,398
5.25%, 04/15/24		248	243,357
5.75%, 04/15/26		489	481,359
Service Corp. International, 5.13%, 06/01/29		220	223,799

			2,098,957

Diversified Financial Services — 0.2%
Barclays PLC(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(g)	EUR	100	112,578
Intrum AB, 2.75%, 07/15/22		100	110,319
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22(d)	USD	516	524,870
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(e)	EUR	100	112,932
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)	USD	286	288,145
UniCredit SpA(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(g)	EUR	100	113,928

			1,262,772

Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.:
5.63%, 04/01/25	USD	86	83,205
Series S, 6.45%, 06/15/21		305	317,200
Series Y, 7.50%, 04/01/24		233	248,728
Embarq Corp., 8.00%, 06/01/36		623	577,832
Frontier Communications Corp.:
10.50%, 09/15/22		298	216,795
11.00%, 09/15/25		1,660	1,045,800

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
8.50%, 04/01/26(d)	USD	238	$228,480
Level 3 Financing, Inc.:
5.13%, 05/01/23		630	629,401
5.38%, 05/01/25		232	232,290
5.25%, 03/15/26		62	61,826
SoftBank Group Corp., 4.00%, 04/20/23	EUR	100	120,147
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	32	30,800
6.00%, 09/30/34		138	128,685
Telecom Italia SpA:
5.30%, 05/30/24(d)		388	383,616
2.75%, 04/15/25	EUR	100	107,847

			4,412,652

Electric Utilities — 0.0%
AES Corp., 5.50%, 04/15/25	USD	46	47,504
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(d)		173	167,810

			215,314

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		185	192,631
Energizer Holdings, Inc.(d):
6.38%, 07/15/26		99	99,248
7.75%, 01/15/27		279	290,857
Vertiv Group Corp., 9.25%, 10/15/24(d)		618	608,730

			1,191,466

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		107	109,943
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(d)		160	159,000
Precision Drilling Corp., 5.25%, 11/15/24		20	18,250
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		344	352,600
6.88%, 09/01/27(d)		362	369,692

			1,009,485

Environmental, Maintenance, & Security Service — 0.1%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		107	111,280
Tervita Escrow Corp., 7.63%, 12/01/21(d)		380	380,950

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(d)	USD	156	$154,440

			646,670

Equity Real Estate Investment Trusts (REITs) — 0.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		128	129,760
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		320	318,400
Iron Mountain, Inc., 4.88%, 09/15/27(d)		352	330,880
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
4.50%, 09/01/26		655	638,429
4.50%, 01/15/28		697	656,923
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		969	956,887
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		99	107,607
Equinix, Inc., 5.88%, 01/15/26		284	297,516
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		90	95,036
5.38%, 04/15/26		80	84,576
SBA Communications Corp., 4.88%, 09/01/24		950	940,832

			4,556,846

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 06/15/24		58	58,580
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	127,623
Tesco Corporate Treasury Services PLC, 2.50%, 05/02/25		100	125,652

			311,855

Food Products — 0.4%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)	USD	213	193,830
Darling Ingredients, Inc., 5.25%, 04/15/27(d)		148	149,820
JBS USA LUX SA/JBS USA Finance, Inc.(d):
5.88%, 07/15/24		59	60,722
5.75%, 06/15/25		834	852,765
6.75%, 02/15/28		98	104,407

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(d)	USD	781	$820,050
Simmons Foods, Inc., 7.75%, 01/15/24(d)		174	184,440

			2,366,034

Health Care Equipment & Supplies — 0.7%
Avantor, Inc.(d):
6.00%, 10/01/24		1,377	1,430,014
9.00%, 10/01/25		631	691,734
Hologic, Inc., 4.38%, 10/15/25(d)		94	92,942
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(d)		128	104,282
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(d)		1,654	1,542,355
Teleflex, Inc., 4.63%, 11/15/27		74	73,112

			3,934,439

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc., 6.50%, 03/01/24		690	705,525
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		200	211,500
Centene Corp., 5.38%, 06/01/26(d)		576	597,427
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		599	599,000
8.00%, 03/15/26		379	363,082
Encompass Health Corp., 5.75%, 11/01/24		109	109,818
Envision Healthcare Crop., 8.75%, 10/15/26(d)		262	220,735
HCA, Inc.:
5.38%, 02/01/25		516	538,420
5.38%, 09/01/26		80	83,009
5.63%, 09/01/28		908	946,672
5.88%, 02/01/29		881	934,961
Molina Healthcare, Inc., 5.38%, 11/15/22		176	179,467
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		315	313,425
NVA Holdings, Inc., 6.88%, 04/01/26(d)		65	63,375
Polaris Intermediate Corp., (8.50% Cash or 1.00% PIK), 8.50%, 12/01/22(d)(e)		649	637,642
Sotera Health Holdings LLC, 6.50%, 05/15/23(d)		106	106,265
Surgery Center Holdings, Inc., 10.00%, 04/15/27(d)		193	195,895
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		438	361,076

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	1,183	$1,236,685
4.63%, 07/15/24		257	255,124
6.25%, 02/01/27(d)		607	619,140
WellCare Health Plans, Inc.:
5.25%, 04/01/25		354	358,761
5.38%, 08/15/26(d)		117	119,890

			9,756,894

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		189	182,385
IQVIA, Inc.(d):
5.00%, 10/15/26		438	445,665
5.00%, 05/15/27		535	542,709

			1,170,759

Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance, Inc.(d):
4.25%, 05/15/24		65	64,269
5.00%, 10/15/25		1,001	985,985
Boyd Gaming Corp., 6.00%, 08/15/26		80	80,800
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)		218	213,204
Churchill Downs, Inc.(d):
5.50%, 04/01/27		570	579,975
4.75%, 01/15/28		252	241,920
Eldorado Resorts, Inc., 6.00%, 09/15/26		124	128,340
Golden Nugget, Inc., 6.75%, 10/15/24(d)		991	983,568
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		42	41,455
5.13%, 05/01/26		206	208,060
IRB Holding Corp., 6.75%, 02/15/26(d)		138	134,550
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24		26	26,650
5.88%, 11/01/24		86	86,430
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(d)		80	82,800
MGM Resorts International, 7.75%, 03/15/22		308	339,570
Sabre GLBL, Inc., 5.25%, 11/15/23(d)		221	222,105
Scientific Games International, Inc.(d):
5.00%, 10/15/25		211	206,860
8.25%, 03/15/26		1,113	1,119,277
Stonegate Pub Co. Financing PLC(3 mo. LIBOR GBP + 4.38%), 5.22%, 03/15/22(h)	GBP	100	126,177
Wyndham Destinations, Inc., 5.75%, 04/01/27	USD	141	141,705

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 5.35%, 11/01/43	USD	14	$12,320

			6,026,020

Household Durables — 0.2%
Algeco Global Finance PLC, 8.00%, 02/15/23(d)		300	303,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(d)		7	7,052
Lennar Corp.:
6.63%, 05/01/20		130	133,412
4.88%, 12/15/23		265	271,360
5.25%, 06/01/26		143	147,469
Mattamy Group Corp., 6.50%, 10/01/25(d)		90	91,350
Tempur Sealy International, Inc., 5.50%, 06/15/26		7	7,018

			960,661

Household Products — 0.0%
Diamond (BC) BV, 5.63%, 08/15/25	EUR	100	82,669

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.:
5.38%, 01/15/23	USD	866	856,257
5.75%, 01/15/25		28	27,096
5.25%, 06/01/26(d)		734	718,454
Clearway Energy Operating LLC:
5.38%, 08/15/24		222	220,890
5.75%, 10/15/25(d)		241	240,398
NRG Energy, Inc.:
6.63%, 01/15/27		567	603,146
5.75%, 01/15/28		31	32,356
5.25%, 06/15/29(d)		565	580,634
TerraForm Power Operating LLC, 5.00%, 01/31/28(d)		2	1,923

			3,281,154

Industrial Conglomerates — 0.4%
Project Spring, (Aquired 05/09/19, cost $2,245,283), 10.00%, 06/30/24(a)(d)(i)		2,314	2,377,636

Insurance — 0.4%
Aegon NV, 5.63%(j)(k)	EUR	200	231,272
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(d)	USD	989	1,008,780
Assicurazioni Generali SpA(3 mo. Euribor + 7.11%), 7.75%, 12/12/42(g)	EUR	100	130,710
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		100	133,927

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd., 7.00%, 05/01/26(d)	USD	943	$927,346

			2,432,035

Interactive Media & Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(d)		230	231,438
Netflix, Inc.:
5.88%, 11/15/28		141	148,050
3.88%, 11/15/29	EUR	149	169,784
5.38%, 11/15/29(d)	USD	344	349,160
Symantec Corp., 5.00%, 04/15/25(d)		265	264,814
Uber Technologies, Inc., 7.50%, 11/01/23(d)		280	292,600
United Group BV, 4.38%, 07/01/22	EUR	126	143,377

			1,599,223

IT Services — 0.4%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		100	105,500
9.75%, 09/01/26(d)	USD	1,642	1,535,270
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		740	629,000
Xerox Corp.:
4.80%, 03/01/35		300	245,250
6.75%, 12/15/39		4	3,866

			2,518,886

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(d)		802	789,737

Machinery — 0.3%
Colfax Corp.(d):
6.00%, 02/15/24		434	448,465
6.38%, 02/15/26		226	236,170
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		205	201,413
SPX FLOW, Inc., 5.88%, 08/15/26(d)		209	215,792
Terex Corp., 5.63%, 02/01/25(d)		355	349,054
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		699	622,984

			2,073,878

Media — 4.2%
Altice Financing SA, 6.63%, 02/15/23(d)		1,051	1,066,765
Altice France SA:
6.25%, 05/15/24(d)		200	202,750
7.38%, 05/01/26(d)		1,139	1,112,661
5.88%, 02/01/27	EUR	100	117,008
8.13%, 02/01/27(d)	USD	534	533,332
Altice Luxembourg SA(d):
7.75%, 05/15/22		304	309,320

Security		Par (000)	Value

Media (continued)
7.63%, 02/15/25	USD	540	$497,178
10.50%, 05/15/27		361	360,729
AMC Networks, Inc., 4.75%, 08/01/25		121	118,277
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23		79	78,186
5.13%, 05/01/27		1,713	1,714,071
5.00%, 02/01/28		264	261,360
5.38%, 06/01/29		492	492,930
Clear Channel International BV, 8.75%, 12/15/20(d)		162	165,645
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		910	927,936
9.25%, 02/15/24(d)		1,684	1,797,165
Series B, 6.50%, 11/15/22		1,823	1,859,460
CSC Holdings LLC:
5.25%, 06/01/24		799	805,232
7.75%, 07/15/25(d)		1,345	1,430,744
10.88%, 10/15/25(d)		1,357	1,540,263
5.50%, 05/15/26(d)		917	930,480
5.38%, 02/01/28(d)		400	401,000
6.50%, 02/01/29(d)		590	623,748
Series 144S, 5.13%, 12/15/21(d)		378	377,055
DISH DBS Corp.:
6.75%, 06/01/21		10	10,325
5.88%, 07/15/22		1,245	1,223,586
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	111,553
Entercom Media Corp., 7.25%, 11/01/24(d)	USD	31	31,697
Gray Television, Inc., 7.00%, 05/15/27(d)		251	265,869
Hughes Satellite Systems Corp., 5.25%, 08/01/26		105	104,504
iHeartCommunications, Inc., 6.38%, 05/01/26		62	64,086
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		272	243,440
8.50%, 10/15/24(d)		927	901,507
9.75%, 07/15/25(d)		754	759,293
Lamar Media Corp., 5.75%, 02/01/26		125	130,704
MDC Partners, Inc., 6.50%, 05/01/24(d)		322	294,630
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(d)		531	525,212
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)		252	246,330
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)		600	591,300
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	108,029
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(d)	USD	117	126,214

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Tribune Media Co., 5.88%, 07/15/22	USD	189	$191,070
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.50%, 01/15/27	EUR	100	117,301
Univision Communications, Inc.(d):
5.13%, 05/15/23	USD	22	20,790
5.13%, 02/15/25		166	152,018
Videotron Ltd., 5.13%, 04/15/27(d)		50	50,250
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		722	731,476
Virgin Media Secured Finance PLC, 4.88%, 01/15/27	GBP	100	126,476
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	90	104,805
Ziggo Bond Co. BV:
7.13%, 05/15/24		26	30,155
6.00%, 01/15/27(d)	USD	309	300,116
Ziggo BV, 5.50%, 01/15/27(d)		188	183,300

			25,469,331

Metals & Mining — 1.2%
Alcoa Nederland Holding BV(d):
7.00%, 09/30/26		270	282,825
6.13%, 05/15/28		200	201,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		317	329,680
Constellium NV(d):
6.63%, 03/01/25		300	304,500
5.88%, 02/15/26		926	912,110
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		241	235,879
3.88%, 03/15/23		646	621,775
4.55%, 11/14/24		607	586,514
5.40%, 11/14/34		830	738,700
5.45%, 03/15/43		1,772	1,511,516
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		281	261,330
Novelis Corp.(d):
6.25%, 08/15/24		932	952,970
5.88%, 09/30/26		251	244,569
Steel Dynamics, Inc.:
5.50%, 10/01/24		138	140,552
4.13%, 09/15/25		51	50,426
thyssenkrupp AG, 2.88%, 02/22/24	EUR	64	71,508
United States Steel Corp., 6.25%, 03/15/26	USD	106	87,053

			7,532,907

Oil, Gas & Consumable Fuels — 4.4%
Antero Resources Corp.:
5.63%, 06/01/23		58	57,348
5.00%, 03/01/25		18	17,078

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(d):
10.00%, 04/01/22	USD	324	$343,809
7.00%, 11/01/26		133	124,648
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		214	197,950
8.25%, 07/15/25		284	276,900
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		502	559,579
5.88%, 03/31/25		588	632,100
5.13%, 06/30/27		493	510,265
Cheniere Energy Partners LP:
5.63%, 10/01/26(d)		743	752,287
Series WI, 5.25%, 10/01/25		12	12,030
Chesapeake Energy Corp.:
6.63%, 08/15/20		614	621,675
4.88%, 04/15/22		267	256,320
5.75%, 03/15/23		38	36,385
7.00%, 10/01/24		170	153,850
8.00%, 01/15/25		220	202,400
8.00%, 06/15/27		228	201,780
CNX Resources Corp., 5.88%, 04/15/22		1,522	1,459,415
CONSOL Energy, Inc., 11.00%, 11/15/25(d)		573	620,989
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		329	292,810
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(d)		365	357,700
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		625	598,437
DCP Midstream Operating LP:
5.38%, 07/15/25		22	22,880
5.13%, 05/15/29		244	246,135
6.45%, 11/03/36(d)		250	256,250
6.75%, 09/15/37(d)		226	232,780
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		617	364,030
eG Global Finance PLC:
4.38%, 02/07/25	EUR	111	121,524
6.75%, 02/07/25(d)	USD	303	297,319
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		368	375,360
5.75%, 01/30/28		307	318,129
EnLink Midstream Partners LP:
4.40%, 04/01/24		136	133,620
4.85%, 07/15/26		42	41,160
5.60%, 04/01/44		385	338,800
5.05%, 04/01/45		347	291,480
5.45%, 06/01/47		197	171,390
Ensco Rowan PLC:
5.75%, 10/01/44		342	198,360

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.50%, 10/01/24	USD	64	$44,280
5.20%, 03/15/25		142	98,335
7.75%, 02/01/26		168	124,740
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		235	202,100
5.63%, 02/01/26		587	460,795
Gulfport Energy Corp.:
6.63%, 05/01/23		215	197,800
6.00%, 10/15/24		48	39,600
6.38%, 01/15/26		118	96,170
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		339	304,252
Matador Resources Co., 5.88%, 09/15/26		394	390,060
MEG Energy Corp., 6.50%, 01/15/25(d)		503	483,987
Murphy Oil Corp.:
5.75%, 08/15/25		209	209,413
7.05%, 05/01/29		32	34,134
5.88%, 12/01/42		210	184,966
Nabors Industries, Inc., 4.63%, 09/15/21		482	463,925
NGPL PipeCo LLC(d):
4.88%, 08/15/27		319	327,772
7.77%, 12/15/37		341	421,135
Noble Holding International Ltd.:
7.75%, 01/15/24		20	15,650
7.88%, 02/01/26(d)		1,071	926,415
5.25%, 03/15/42		118	65,195
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(e)		243	250,289
NuStar Logistics LP, 6.00%, 06/01/26		124	123,712
Oasis Petroleum, Inc.:
6.88%, 03/15/22		249	241,037
6.88%, 01/15/23		4	3,840
6.25%, 05/01/26(d)		116	102,660
Pacific Drilling SA, 8.38%, 10/01/23(d)		922	880,510
Parsley Energy LLC/Parsley Finance Corp.(d):
6.25%, 06/01/24		132	134,805
5.38%, 01/15/25		76	75,810
5.63%, 10/15/27		558	551,036
PDC Energy, Inc.:
6.13%, 09/15/24		66	63,690
5.75%, 05/15/26		9	8,345
QEP Resources, Inc.:
5.38%, 10/01/22		730	700,800
5.25%, 05/01/23		189	178,132
5.63%, 03/01/26		198	179,190
Rowan Cos., Inc., 4.88%, 06/01/22		493	446,781
Sanchez Energy Corp.:
7.75%, 06/15/21		1,190	130,900
6.13%, 01/15/23		97	10,670

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SESI LLC:
7.13%, 12/15/21	USD	71	$52,895
7.75%, 09/15/24		132	87,120
Seven Generations Energy Ltd.(d):
6.88%, 06/30/23		68	68,510
5.38%, 09/30/25		169	160,127
SM Energy Co.:
6.13%, 11/15/22		40	38,700
5.00%, 01/15/24		453	396,375
5.63%, 06/01/25		123	107,010
Southwestern Energy Co.:
6.20%, 01/23/25		195	181,290
7.50%, 04/01/26		2	1,920
7.75%, 10/01/27		184	175,720
Sunoco LP/Sunoco Finance Corp.:
5.50%, 02/15/26		96	96,960
5.88%, 03/15/28		151	153,265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		62	63,240
5.50%, 01/15/28		551	548,245
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		75	75,188
5.88%, 04/15/26		235	242,931
5.38%, 02/01/27		17	17,085
6.50%, 07/15/27(d)		345	359,300
6.88%, 01/15/29(d)		818	871,681
Transocean Pontus Ltd., 6.13%, 08/01/25(d)		214	215,439
Transocean Poseidon Ltd., 6.88%, 02/01/27(d)		365	375,494
Transocean, Inc.:
8.38%, 12/15/21		99	103,703
9.00%, 07/15/23(d)		548	563,043
7.25%, 11/01/25(d)		360	334,800
7.50%, 01/15/26(d)		76	70,965
Whiting Petroleum Corp., 6.63%, 01/15/26		64	58,560
WPX Energy, Inc., 8.25%, 08/01/23		456	502,740

			26,790,209

Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,389

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(d)		66	63,352

Pharmaceuticals — 1.4%
Bausch Health Americas, Inc.(d):
8.50%, 01/31/27		708	743,180
9.25%, 04/01/26		231	250,130

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.:
5.50%, 03/01/23(d)	USD	182	$182,455
4.50%, 05/15/23	EUR	340	383,770
5.88%, 05/15/23(d)	USD	256	257,280
7.00%, 03/15/24(d)		606	632,891
6.13%, 04/15/25(d)		37	36,052
5.50%, 11/01/25(d)		830	834,806
9.00%, 12/15/25(d)		457	491,846
5.75%, 08/15/27(d)(f)		196	197,837
7.00%, 01/15/28(d)		337	333,209
7.25%, 05/30/29(d)		426	423,870
Charles River Laboratories International, Inc., 5.50%, 04/01/26(d)		381	395,764
Eagle Holding Co. II LLC(d)(e):
(7.63% Cash or 8.38% PIK), 7.63%, 05/15/22		114	114,142
(7.75% Cash), 7.75%, 05/15/22		262	263,637
Elanco Animal Health, Inc., 4.90%, 08/28/28(d)		250	270,884
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		928	942,106
MEDNAX, Inc.(d):
5.25%, 12/01/23		122	121,695
6.25%, 01/15/27		790	797,900
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)		682	659,835
Rossini Sarl, 6.75%, 10/30/25	EUR	168	199,156
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	116,751

			8,649,196

Real Estate Management & Development — 0.1%
ADLER Real Estate AG:
4.75%, 04/08/20		24	26,813
2.13%, 02/06/24		100	113,135
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	218	216,365
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	57	80,373

			436,686

Road & Rail — 0.2%
Avis Budget Finance PLC, 4.75%, 01/30/26	EUR	100	114,098
EC Finance PLC, 2.38%, 11/15/22		100	113,181
Hertz Corp., 7.63%, 06/01/22(d)	USD	359	363,936
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	114,374
United Rentals North America, Inc.:
5.50%, 07/15/25	USD	2	2,045
4.63%, 10/15/25		141	138,533
5.88%, 09/15/26		137	141,966

Security		Par (000)	Value

Road & Rail (continued)
5.50%, 05/15/27	USD	324	$326,835
5.25%, 01/15/30		182	178,360

			1,493,328

Semiconductors & Semiconductor Equipment — 0.0%
Sensata Technologies BV, 5.00%, 10/01/25(d)		47	47,000

Software — 1.3%
CDK Global, Inc.:
4.88%, 06/01/27		505	494,269
5.25%, 05/15/29(d)		105	104,737
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		1,131	1,232,790
Infor US, Inc., 6.50%, 05/15/22		1,223	1,237,126
Nuance Communications, Inc., 6.00%, 07/01/24		169	172,811
RP Crown Parent LLC, 7.38%, 10/15/24(d)		602	626,261
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		1,117	1,202,115
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		1,543	1,554,619
TIBCO Software, Inc., 11.38%, 12/01/21(d)		871	921,082
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		369	343,170

			7,888,980

Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		396	404,910
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		69	70,121
IAA Spinco, Inc., 5.50%, 06/15/27(d)(f)		367	372,502
L Brands, Inc.:
6.88%, 11/01/35		386	335,820
6.75%, 07/01/36		109	92,650
Staples, Inc., 7.50%, 04/15/26(d)		1,054	1,011,956

			2,287,959

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(d)		739	778,839

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 4.75%, 02/15/26	USD	306	$290,170

			1,069,009

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(d)		162	165,443

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	128,321
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23	USD	174	173,565
9.13%, 07/15/26		139	136,131

			438,017

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)		99	101,817

Wireless Telecommunication Services — 1.0%
Digicel Group Two Ltd., 8.25%, 09/30/22(d)		108	40,314
Digicel Ltd., 6.00%, 04/15/21(d)		1,022	855,925
Sprint Corp.:
7.88%, 09/15/23		1,205	1,292,362
7.13%, 06/15/24		1,963	2,041,520
7.63%, 02/15/25		174	184,005
7.63%, 03/01/26		452	478,894
T-Mobile USA, Inc.:
6.50%, 01/15/26		259	273,245
4.50%, 02/01/26		218	215,003
4.75%, 02/01/28		247	244,762
Wind Tre SpA, 3.13%, 01/20/25	EUR	100	109,335

			5,735,365

Total Corporate Bonds — 31.9% (Cost — $206,528,160)			192,952,255

Floating Rate Loan Interests(h) — 111.3%

Aerospace & Defense — 2.1%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26	USD	1,965	1,968,259
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 12/06/25(a)		1,372	1,381,849
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26		3,655	3,660,961
Nordam Group, Inc., Term Loan B, (LIBOR + 5.50%), 8.00%, 04/03/26(a)		792	788,040

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.94%, 06/09/23	USD	4,537	$4,455,022
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.34%, 04/30/25		373	372,815

			12,626,946

Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 01/15/25		1,980	1,973,172

Airlines — 0.7%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 7.07%, 02/05/24(a)		1,781	1,769,409
American Airlines, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.45%, 10/12/21		1,472	1,465,585
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 4.43%, 04/28/23		770	757,819

			3,992,813

Auto Components — 1.4%
Adient US LLC, Term Loan B, (LIBOR + 4.25%), 6.82%, 05/06/24		682	670,576
Panther BF Aggregator 2 LP, Term Loan B, (1 mo. LIBOR + 3.50%), 5.93%, 04/30/26		3,287	3,260,310
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.60%, 05/16/24		2,948	2,862,344
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.97%, 02/05/26		1,693	1,695,116

			8,488,346

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.83%, 11/01/24		788	772,541

Building Materials — 0.1%
Allied Universal HoldCo LLC, 2015 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 07/28/22		679	659,369

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.94%, 07/28/23	USD	280	$272,236

			931,605

Building Products — 0.7%
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.63%, 05/05/24(a)		1,433	1,414,632
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 12/14/24		933	926,777
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.86%, 12/19/23		1,844	1,803,536

			4,144,945

Capital Markets — 2.2%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/13/25		480	466,226
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 02/22/25		1,560	1,554,776
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/27/22		1,250	1,247,826
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 04/12/24(a)		1,408	1,393,920
Jefferies Finance LLC, 2019 Term Loan, 05/21/26(l)		1,552	1,548,601
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 4.44%, 03/27/23		1,967	1,964,750
Travelport Finance (Luxembourg) Sarl(l):
2019 2nd Lien Term Loan, 03/31/27(a)		1,370	1,328,900
2019 Term Loan, 03/13/26		4,104	3,917,596

			13,422,595

Chemicals — 4.9%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 01/31/24		5,210	5,131,812
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.35%, 06/01/24		973	953,254
Charter NEX US Holdings, Inc. :
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/16/24		2,709	2,652,250

Security		Par (000)	Value

Chemicals (continued)
Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 05/16/24	USD	875	$871,937
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		1,603	1,559,061
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50%, 1.00% Floor), 6.15%, 06/28/24		652	649,104
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 11/07/24		969	965,658
Hexion Inc, DIP Term Loan, (3 mo. LIBOR + 2.75%), 5.35%, 10/01/20		792	789,687
Invictus US LLC :
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.44%, 03/28/25		1,912	1,849,455
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/25/26(a)		390	386,100
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 5.10%, 03/01/26		3,674	3,600,520
Momentive Performance Materials, Inc., Term Loan B, (1 Week LIBOR + 3.25%), 5.65%, 04/16/24		930	925,936
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 6.13%, 10/14/24		2,445	2,438,613
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.69%, 12/12/25		1,227	1,212,557
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.08%, 02/08/25		2,589	2,574,758
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.72%, 10/01/25		1,413	1,400,340
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.38%, 08/07/20		526	525,043
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 03/08/25		897	857,549

			29,343,634

Commercial Services & Supplies — 6.2%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 11/10/23		1,862	1,857,501

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.94%, 08/04/25	USD	2,994	$3,040,167
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.44%, 08/04/22		1,658	1,651,063
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/23		1,646	1,639,038
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/24		1,950	1,939,814
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 08/15/25		2,219	2,212,929
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.68%, 10/03/23		3,692	3,686,816
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 05/20/24		924	921,461
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 02/15/24		3,505	3,488,606
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.35%, 05/09/25		485	457,426
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/30/25		3,906	3,820,362
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.35%, 11/03/23		760	632,355
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 5.13%, 03/09/23		1,122	1,118,358
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/02/22		1,870	1,850,172
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.94%, 08/27/25		5,919	5,912,605
West Corp.:
2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.52%, 10/10/24		2,158	2,007,839
2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 10/10/24		1,429	1,322,010

			37,558,522

Communications Equipment — 0.8%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 11/21/24		2,043	2,041,659

Security		Par (000)	Value

Communications Equipment (continued)
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.69%, 12/15/24	USD	1,519	$1,485,542
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 09/26/25		1,268	1,266,023

			4,793,224

Construction & Engineering — 1.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.84%, 06/21/24		3,619	3,507,244
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 03/23/25		951	952,435
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.35%, 04/12/25		532	524,110
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 05/23/25		770	739,819
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/08/23		1,025	1,009,319

			6,732,927

Construction Materials — 1.8%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 08/01/24		3,626	3,615,525
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 03/29/25		4,569	4,552,676
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 08/13/25(a)		692	682,896
Tamko Building Products, Inc, Term Loan B, 04/23/26(a)(l)		661	657,695
Xella International GmbH, 2017 EUR Term Loan B, (Euribor + 3.75%), 3.75%, 04/11/24	EUR	1,000	1,111,843

			10,620,635

Containers & Packaging — 2.4%
Berry Global, Inc. :
Term Loan Q, (1 mo. LIBOR + 2.00%), 4.45%, 10/01/22	USD	5,590	5,543,366
USD Term Loan U, 05/15/26(l)		2,830	2,814,095
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.85%, 04/03/24		2,507	2,439,194

12

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Flex Acquisition Co., Inc. :
1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 12/29/23	USD	2,445	$2,343,100
2018 Incremental Term Loan, (3 mo. LIBOR + 3.25%), 5.88%, 06/29/25		1,250	1,200,019

			14,339,774

Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 10/31/23		3,772	3,707,678
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 08/28/24		3,329	2,779,868

			6,487,546

Diversified Consumer Services — 3.8%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 07/12/24		813	804,157
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 11/07/23		2,050	2,043,408
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 05/20/24		1,956	1,939,759
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 07/12/25		1,493	1,484,161
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 09/07/23		1,945	1,930,510
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 05/15/24		1,132	1,120,050
Serta Simmons Bedding LLC :
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 11/08/23		1,119	782,287
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 10.44%, 11/08/24		115	56,276
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 11/08/23		244	244,150
ServPro Borrower LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.94%, 03/26/26		486	484,785
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 11/14/22		3,760	3,683,812

Security		Par (000)	Value

Diversified Consumer Services (continued)
TruGreen Limited Partnership, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 03/19/26(a)	USD	2,663	$2,666,152
Uber Technologies, Inc. :
2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.93%, 07/13/23		2,769	2,757,252
2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.45%, 04/04/25		1,585	1,580,538
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.35%, 11/29/24		1,412	1,384,061

			22,961,358

Diversified Financial Services — 2.1%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/04/24		5,093	5,050,200
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.95%, 08/08/25(a)		624	611,388
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.60%, 02/07/25		2,441	2,394,556
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 07/03/24		1,517	1,514,140
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 09/06/25		908	862,705
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.83%, 07/30/25		1,245	1,231,903
Tank Holding Corp., 2019 Term Loan B, (3 mo. LIBOR + 4.00%), 6.44%, 03/26/26		1,215	1,217,126

			12,882,018

Diversified Telecommunication Services — 2.7%
CenturyLink, Inc. :
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.19%, 11/01/22		1,499	1,493,166
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/25		1,905	1,851,300
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/16/24		1,600	1,584,167
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/22/24		2,485	2,443,144

13

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 11/15/24	USD	1,814	$1,798,573
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 02/02/24		1,352	1,320,466
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.69%, 08/15/26		3,348	3,302,186
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 5.11%, 11/17/23(a)		664	655,434
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.98%, 01/15/27	GBP	1,400	1,749,383

			16,197,819

Electric Utilities — 0.3%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan,1.00%, 11/10/19(a)(c)	USD	2,375	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.44%, 12/31/25		1,662	1,655,979

			1,655,979

Electrical Equipment — 1.0%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/01/24		5,193	5,151,229
Sirius Computer Solutions, Inc., 2019 Term Loan B, 05/20/26(l)		844	842,945

			5,994,174

Energy Equipment & Services — 0.6%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.43%, 03/01/24(a)		1,171	772,688
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 02/12/25(a)		1,554	1,540,265
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.18%, 11/08/22(a)		770	773,850

Security		Par (000)	Value

Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.86%, 07/13/20	USD	565	$561,370

			3,648,173

Entertainment — 0.3%
PCI Gaming Authority, Term Loan, 05/15/26(l)		1,888	1,886,943

Equity Real Estate Investment Trusts (REITs) — 2.0%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 03/24/24		566	559,555
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 01/02/26		2,289	2,209,997
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 03/21/25		4,112	4,078,664
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/20/24		5,209	5,164,548

			12,012,764

Food & Staples Retailing — 1.7%
Albertsons LLC, Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/17/25		2,062	2,046,763
Hearthside Food Solutions LLC :
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/23/25		1,557	1,535,687
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 6.13%, 05/23/25		696	679,217
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.69%, 08/03/22		3,448	3,414,417
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 06/27/23		2,950	2,920,745

			10,596,829

Food Products — 2.3%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.22%, 10/01/25		687	686,205
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 10/10/23		2,514	2,460,707
JBS USA LUX SA, 2019 Term Loan B, (2 mo. LIBOR + 2.50%), 5.03%, 05/01/26		2,547	2,540,098

14

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 05/24/24	USD	1,875	$1,865,943
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/23		6,144	6,086,303

			13,639,256

Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		1,633	1,634,971

Health Care Equipment & Supplies — 1.7%
Agiliti Health, Inc., Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 01/04/26(a)		790	787,037
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.60%, 06/15/21		4,413	4,391,202
Orchid Orthopedic Solutions LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.10%, 02/26/26		732	735,660
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 06/30/25		4,522	4,365,592

			10,279,491

Health Care Providers & Services — 5.9%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 06/30/25		853	852,558
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 06/07/23		3,321	3,308,948
Concentra, Inc. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.22%, 06/01/22(a)		2,155	2,138,991
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.97%, 06/01/23		1,650	1,658,243
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 06/24/21		417	416,098
DentalCorp Perfect Smile ULC :
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 06/06/25		736	726,605
Delayed Draw Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 06/06/25		136	133,849

Security		Par (000)	Value

Health Care Providers & Services (continued)
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 12/20/24	USD	989	$906,484
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/10/25		2,817	2,557,747
Gentiva Health Services, Inc. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25		1,866	1,865,597
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		930	942,808
HC Group Holdings II, Inc., Term Loan B, 05/21/26(a)(l)		2,220	2,203,350
HCA, Inc., 2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.44%, 03/13/25		955	954,691
LGC Science Holdings Ltd., USD Term Loan B3, (1 mo. LIBOR + 3.50%), 5.94%, 03/08/23		1,000	980,000
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.35%, 06/07/23		3,861	3,771,544
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 10/20/22		3,233	3,123,837
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/02/25		2,251	2,174,731
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 07/09/25(l)		625	625,453
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.97%, 04/03/25		1,280	1,265,143
Sotera Health Holdings LLC, 2017 Term Loan, 05/15/22(l)		1,955	1,934,844
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/06/24		1,108	996,912
Vizient, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 5.22%, 04/16/26		993	989,987
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 06/07/24		906	890,023

			35,418,443

Health Care Services — 0.2%
Sound Inpatient Physicians :
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 06/27/25		747	745,021

15

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services (continued)
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.19%, 06/26/26	USD	418	$415,910

			1,160,931

Health Care Technology — 1.9%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.95%, 02/11/26		5,342	5,330,889
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/01/24		2,998	2,949,176
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 10/10/25		1,074	1,069,809
Press Ganey Holdings, Inc :
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 10/23/23		1,298	1,288,289
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.94%, 10/21/24		719	717,504
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.60%, 03/07/24		279	278,270

			11,633,937

Hotels, Restaurants & Leisure — 7.6%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.34%, 10/19/24		1,173	1,159,152
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 09/15/23		1,969	1,956,325
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 02/16/24		4,627	4,564,353
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 12/22/24		3,762	3,731,724
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 08/08/21		640	638,417
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/14/21		1,869	1,855,843
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 08/30/23		2,628	2,617,396

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 11/30/23	USD	2,917	$2,900,915
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 10/04/23		901	894,447
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 03/29/24		681	679,119
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.18%, 10/25/23		2,310	2,303,263
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/05/25		4,319	4,271,315
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		887	884,796
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.61%, 12/15/24		1,034	1,028,931
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/15/25		647	643,694
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/29/24		1,609	1,574,341
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 02/22/24		1,205	1,196,195
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 5.23%, 08/14/24		1,953	1,920,119
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25		6,570	6,566,752
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 06/08/23		3,327	3,299,957
Wynn Resorts Ltd., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/30/24		1,068	1,059,242

			45,746,296

Household Products — 0.3%
Energizer Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 12/17/25		648	644,323

16

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Products (continued)
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.68%, 06/15/25(a)	USD	1,042	$1,000,440

			1,644,763

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/25		498	493,766
Calpine Corp., Term Loan B9, (3 mo. LIBOR + 2.75%), 5.34%, 04/05/26		1,952	1,941,147
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.09%, 12/19/21		1,607	1,605,780
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 12/19/21		197	196,568

			4,237,261

Industrial Conglomerates — 1.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.44%, 11/30/23(a)		3,539	3,326,352
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.49%, 11/28/21		1,948	1,913,537
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/15/26(a)		2,455	2,448,863

			7,688,752

Insurance — 3.7%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.50%, 10/03/25		705	702,356
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 05/09/25		2,851	2,774,890
Alliant Holdings Intermediate LLC, Term Loan B, 05/09/25(l)		1,970	1,942,085
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 01/25/24		2,626	2,600,736
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 10/22/24		3,107	3,069,166
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/02/24		681	664,981

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.34%, 04/25/25	USD	2,578	$2,508,360
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/31/25		6,964	6,856,655
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/22/23		1,112	1,102,984

			22,222,213

Interactive Media & Services — 1.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 02/15/24		2,587	2,580,794
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 05/01/24		793	746,812
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 5.52%, 11/03/23		1,596	1,474,398
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 05/06/24		1,365	1,265,362

			6,067,366

IT Services — 4.1%
Access CIG LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 02/27/25		605	601,439
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.88%, 03/20/25		624	617,463
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/01/22		1,420	1,412,900
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.94%, 11/27/24		1,077	1,075,501
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 04/26/24		6,176	6,164,524
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 08/01/24		1,624	1,498,446
Global Payments, Inc. :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 04/21/23		970	969,081
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/25		324	323,581

17

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/01/23	USD	1,406	$1,390,850
Optiv Security, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/01/24		783	727,433
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25		1,246	1,034,180
TKC Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 02/01/23		918	910,194
Trans Union LLC :
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 06/19/25		1,297	1,292,566
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.44%, 04/10/23		2,297	2,289,501
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 05/15/26		2,256	2,238,459
Worldpay LLC, 2018 1st Lien Term Loan B4, (1 mo. LIBOR + 1.75%), 4.15%, 08/09/24		2,091	2,089,281

			24,635,399

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 06/19/24		796	784,389

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 08/30/24		293	285,483
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.44%, 08/30/25		75	74,250

			359,733

Machinery — 1.4%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.60%, 05/18/24		806	796,678
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 07/30/24		2,307	2,305,701
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/24		389	388,759
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 03/28/25		4,007	3,842,080

Security		Par (000)	Value

Machinery (continued)
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 10/23/25	USD	1,166	$1,152,536

			8,485,754

Media — 7.8%
Altice Financing SA :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.18%, 01/31/26		1,363	1,302,082
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 07/15/25		256	244,764
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.44%, 08/14/26		2,043	1,984,353
Charter Communications Operating LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/30/25		3,654	3,645,267
CSC Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/25/26		1,589	1,569,088
Cumulus Media New Holdings, Inc., Exit Term Loan, 05/15/22(l)		1,584	1,576,830
EW Scripps Co., Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.24%, 04/04/26		1,232	1,228,156
Gray Television, Inc., 2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.98%, 01/02/26		1,716	1,706,847
iHeart Communications, Inc., Exit Term Loan, 05/01/26(l)		3,440	3,440,963
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.93%, 01/02/24		1,964	1,962,789
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 12/01/23		1,534	1,527,799
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 03/24/25		1,715	1,702,310
Meredith Corp., 2018 Term Loan B, (LIBOR + 2.75%), 5.19%, 01/31/25		925	854,509
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.18%, 09/13/24		795	787,957
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.74%, 03/01/25		1,169	1,135,780

18

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 02/01/24	USD	2,487	$2,448,431
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.43%, 09/28/23		4,109	4,096,305
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.44%, 01/27/24		3,113	3,108,608
Unitymedia Finance LLC :
Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 09/30/25		2,300	2,287,212
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.69%, 01/15/26		160	158,974
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.44%, 06/01/23		933	928,571
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/15/24		816	772,717
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/26		2,396	2,372,951
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.36%, 05/18/25		4,032	3,901,321
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.94%, 04/15/25		2,578	2,512,311

			47,256,895

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 7.02%, 07/24/25		762	761,287
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 03/08/24		1,858	1,850,023

			2,611,310

Multiline Retail — 0.5%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.43%, 08/04/24		921	914,068
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 08/18/23		1,471	1,425,686
Hudson’s Bay Co., 2015 Term Loan B, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.81%, 09/30/22		574	563,866

Security		Par (000)	Value

Multiline Retail (continued)
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.72%, 10/25/20	USD	492	$442,570

			3,346,190

Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 05/10/25		1,713	1,660,478

Oil, Gas & Consumable Fuels — 0.9%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 7.19%, 11/03/25		1,002	969,435
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.80%, 12/31/21		1,088	1,095,312
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 09/27/24		1,252	1,243,649
Edgewater Generation LLC :
Add on Term Loan B, 12/13/25(a)(l)		565	562,881
Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 12/13/25		956	953,933
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.60%, 02/07/25		733	718,556

			5,543,766

Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 01/26/24		1,111	1,100,763

Pharmaceuticals — 3.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 05/04/25		2,940	2,912,335
Catalent Pharma Solutions, Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25%), 4.68%, 05/18/26		1,770	1,766,318
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		2,721	2,620,768
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.64%, 01/31/25		3,143	3,126,577
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 08/18/22		5,446	5,379,311

19

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.47%, 06/02/25	USD	7,726	$7,696,104

			23,501,413

Professional Services — 1.6%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 02/09/26		2,490	2,501,828
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.43%, 02/01/26		4,557	4,545,608
Information Resources, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 7.02%, 12/01/25		592	583,940
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/02/25		1,012	1,008,999
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.10%, 08/04/25(a)		962	945,533

			9,585,908

Real Estate Management & Development — 2.0%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 04/18/24		4,019	3,976,849
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 08/21/25		3,527	3,514,724
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.44%, 12/07/25		2,519	2,523,926
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/08/25		858	816,698
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 01/23/25		1,305	1,292,208

			12,124,405

Road & Rail — 0.1%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 09/29/25		885	884,508

Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 05/29/25		427	425,477

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NEO Technology, Inc, Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 04/30/26(a)	USD	1,383	$1,376,085

			1,801,562

Software — 15.1%
Applied Systems, Inc :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%,1.00% Floor), 5.44%, 09/19/24		2,598	2,581,589
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.44%, 09/19/25		470	472,988
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%), 6.85%, 10/02/25		3,032	2,975,098
Cypress Intermediate Holdings III, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%,1.00% Floor), 5.19%, 04/26/24		1,204	1,196,040
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.19%, 04/27/25		740	742,775
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 09/07/23		1,973	1,961,259
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.78%, 05/28/24		343	307,520
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.33%, 09/30/23		1,098	1,015,403
Financial & Risk US Holdings, Inc. :
2018 EUR Term Loan, (EURIBOR + 4.00%), 4.00%, 10/01/25	EUR	968	1,079,894
2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/01/25	USD	8,740	8,514,657
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/01/22		7,927	7,892,957
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 08/05/22		5,174	5,167,986
Kronos, Inc. :
2017 Term Loan B, (3 mo. LIBOR + 3.00%,1.00% Floor), 5.58%, 11/01/23		6,130	6,110,056
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%,1.00% Floor), 10.83%, 11/01/24		2,510	2,582,162

20

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 09/30/24	USD	4,420	$4,413,021
Mitchell International, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 11/29/24		4,638	4,417,667
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.69%, 12/01/25		887	854,897
Renaissance Holding Corp., 2018 Add On Term Loan, (2 mo. LIBOR + 3.25%), 5.73%, 05/30/25		600	587,204
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 10/12/23		1,277	1,266,623
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.82%, 08/01/25(a)		847	834,174
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/24		5,168	5,123,296
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 03/03/23		3,519	3,492,090
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 09/30/22		6,854	6,810,683
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		762	756,837
SS&C Technologies, Inc. :
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.69%, 07/08/22		1,066	1,062,780
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		1,087	1,079,409
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		4,818	4,786,252
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 05/01/24		2,982	2,966,262
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/04/20		5,059	5,048,542
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.27%, 05/04/26		3,393	3,393,000
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 07/02/25		2,060	1,981,371

			91,474,492

Security		Par (000)	Value

Specialty Retail — 1.2%
Belron Finance US LLC :
Term Loan B, (3 mo. LIBOR + 2.50%), 5.07%, 11/07/24	USD	1,469	$1,463,950
Term Loan B, (3 mo. LIBOR + 2.50%), 5.04%, 11/13/25		2,044	2,038,768
IAA Spinco, Inc., Term Loan B, 05/22/26(a)(l)		971	973,002
Leslie’s Poolmart, Inc., 2018 Term Loan, (2 mo. LIBOR + 3.50%, 1.00% Floor), 5.98%, 08/16/23		1,356	1,313,619
Midas Intermediate Holdco II LLC, Incremental Term Loan B, 08/18/21(a)(l)		630	611,100
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.08%, 12/20/24		1,165	1,157,676

			7,558,115

Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.19%, 04/29/23(a)		3,877	3,760,875

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 7.79%, 08/12/22		2,438	2,434,542
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/15/24		479	470,440

			2,904,982

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 05/23/25		3,985	3,959,480

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.70%, 01/02/25		1,418	1,400,607
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/23		4,157	4,149,110
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 01/04/23		363	362,812

21

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 10/31/25	USD	266	$265,740

			6,178,269

Transportation — 0.2%
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.47%, 02/01/25		987	957,542

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 11/28/24		516	489,613

Wireless Telecommunication Services — 1.0%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 03/22/24		1,475	1,415,904
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(e)		1,923	1,410,057
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/11/25		3,430	3,376,247

			6,202,208

Total Floating Rate Loan Interests — 111.3% (Cost — $679,785,337)			672,607,011

		Shares

Investment Companies — 2.2%

Diversified Financial Services — 2.2%
Invesco Senior Loan ETF		593,368	13,433,851

Total Investment Companies — 2.2% (Cost — $13,408,876)			13,433,851

		Beneficial Interest (000)

Other Interests(a)(b)(m) — 0.0%

IT Services — 0.0%
Millennium Corp.	USD	1,156	—
Millennium Lender Claims		1,084	—

Total Other Interests — 0.0% (Cost — $—)			—

Security		Par (000)	Value

Preferred Securities — 1.4%

Capital Trusts — 1.0%

Banks — 0.4%
Banco de Sabadell SA, 6.50%(g)(k)	EUR	200	$211,030
Bankia SA, 6.38%(j)(k)		200	221,777
Cooperatieve Rabobank UA, 6.63%(g)(k)		200	243,669
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.81%(k)(h)	USD	100	73,700
ING Groep NV, 6.75%(j)(k)		200	200,000
Intesa Sanpaolo SpA, 7.00%(g)(k)	EUR	200	227,005
Wells Fargo & Co., Series U, 5.88%(g)(k)	USD	840	890,476

			2,067,657

Capital Markets(k) — 0.0%
Goldman Sachs Group, Inc., Series P, 5.00%(j)		182	171,220

Diversified Financial Services(k) — 0.6%
Bank of America Corp.(g)
Series AA, 6.10%		752	805,655
Series DD, 6.30%		155	169,725
Series X, 6.25%		350	374,150
Series Z, 6.50%		232	252,300
HBOS Capital Funding LP, 6.85%		200	202,108
HSBC Holdings PLC, 6.00%(g)		600	591,150
JPMorgan Chase & Co.(g)
Series 1, 6.05%		76	75,929
Series V, 5.00%		780	777,075
LeasePlan Corp. NV, 7.38%(g)	EUR	200	224,546
Royal Bank of Scotland Group PLC, 8.63%(g)	USD	246	259,530
Telefonica Europe BV, 4.38%(j)	EUR	100	115,290

			3,847,458

Electric Utilities — 0.0%
RWE AG, 2.75%, 04/21/75(g)		10	11,290

Media(g) — 0.0%
SES SA, 5.63%(k)		100	120,317

Total Capital Trusts — 1.0% (Cost — $6,166,082)			6,217,942

22

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.1%

Capital Markets(g)(k) — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%	13,550	$350,132

Total Preferred Stocks — 0.1% (Cost — $338,750)		350,132

Trust Preferreds — 0.3%

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.30%, 02/15/40(g)	59,219	1,529,035

Total Trust Preferreds — 0.3% (Cost — $1,547,459)		1,529,035

Total Preferred Securities — 1.4% (Cost — $8,052,291)		8,097,109

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)	5,283	—

Security	Shares	Value

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)(a)	3,049	$—

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(a)	1	—

Total Warrants — 0.0% (Cost — $31)		—

Total Long-Term Investments — 147.3% (Cost — $929,130,503)		889,977,488

Options Purchased — 0.0% (Cost — $67,261)		2,525

Total Investments — 147.3% (Cost — $929,197,764)		889,980,013

Liabilities in Excess of Other Assets — (47.3)%		(285,766,637)

Net Assets — 100.0%		$604,213,376

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	When-issued security.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,377,636, representing 0.39% of its net assets as of period end, and an original cost of $2,245,283.

(j)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(k)	Perpetual security with no stated maturity date.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/ affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 02/28/19	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class*	3,616,393	(3,616,393)	—	$—	$8,095	$—	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

23

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Portfolio Abbreviations

CRC — Costa Rican Colon

DIP — Debtor-In-Possession

ETF — Exchange-Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	1	06/21/19	$ 37	$780
Euro Stoxx 600 Index	1	06/21/19	7	(220)

				560

Short Contracts:
Euro Bund	1	06/06/19	188	(6,179)
Euro-BOBL	1	06/06/19	150	(2,157)
Long Gilt	1	09/26/19	164	(64)

				(8,400)

				$(7,840)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,713,000	USD	10,827,955	HSBC Bank USA N.A.	06/05/19	$23,810
GBP	2,693,000	USD	3,386,448	JPMorgan Chase Bank N.A.	06/05/19	18,346
USD	217,972	EUR	195,000	HSBC Bank USA N.A.	06/05/19	110
USD	15,900,357	EUR	14,131,000	HSBC Bank USA N.A.	06/05/19	112,620
USD	330,792	EUR	294,000	State Street Bank and Trust Co.	06/05/19	2,323
USD	5,797,589	GBP	4,430,000	Citibank N.A.	06/05/19	196,684

						353,893

EUR	4,788,900	USD	5,371,493	Goldman Sachs International	06/05/19	(21,136)
USD	10,853,870	EUR	9,713,000	HSBC Bank USA N.A.	07/03/19	(23,788)
USD	3,391,435	GBP	2,693,000	JPMorgan Chase Bank N.A.	07/03/19	(18,324)

						(63,248)

	Net Unrealized Appreciation					$290,645

24

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Exchange-Traded Options Purchased

Description	Number of Contracts	Exercise Date	Exercise Price		Notional Amount (000)		Value
Call
Health Care Select Sector SPDR	140	06/21/19	USD	92.00	USD	1,222	$1,260
SPDR S&P 500 ETF Trust	95	06/21/19	USD	305.00	USD	2,615	143
SPDR S&P 500 ETF Trust	285	06/21/19	USD	299.00	USD	7,845	427
iShares iBoxx USD High Yield Corporate Bond ETF	190	06/21/19	USD	87.00	USD	1,613	475
Liberty Global PLC	22	07/19/19	USD	30.00	USD	55	220

							$2,525

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx XO.31.V1	5.00%	Quarterly	06/20/24	B	EUR	190	$20,735	$20,067	$668

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	$(1,956)	$(834)	$(1,122)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	B	EUR	9	(1,809)	(1,190)	(619)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	21	(4,058)	(2,517)	(1,541)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	5	(1,064)	(600)	(464)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	9	(1,772)	(1,066)	(706)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	9	(1,774)	(1,067)	(707)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	4	(710)	(400)	(310)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	6	(1,132)	(613)	(519)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	B	EUR	35	(23,410)	3,810	(27,220)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	B	EUR	40	(8,597)	(5,832)	(2,765)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	170	(16,188)	(11,980)	(4,208)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	168	(16,369)	295	(16,664)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	478	(46,573)	4,228	(50,801)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B	EUR	9	(2,118)	(57)	(2,061)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B	EUR	16	(4,023)	287	(4,310)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	50	(161)	(676)	515
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	185	(29,893)	(30,080)	187
Virgin Media, Inc.	5.00	Quarterly	Credit Suisse International	12/20/25	B	EUR	30	5,843	4,890	953

								$(155,764)	$(43,402)	$(112,362)

(a)	Using S&P rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

25

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$16,320	$95,008	$2,775,934		$2,887,262
Corporate Bonds	—	182,351,195	10,601,060		192,952,255
Floating Rate Loan Interests	—	634,815,110	37,791,901		672,607,011
Investment Companies	13,433,851	—	—		13,433,851
Other Interests	—	—	0	(a)	0 (a)
Preferred Securities	1,879,167	6,217,942	—		8,097,109
Warrants	—	—	0	(a)	0 (a)
Options Purchased :
Equity contracts	2,525	—	—		2,525
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(688)	—		(688)

	$15,331,863	$823,478,567	$51,168,895		$889,979,325

Derivative Financial Instruments(c)
Assets:
Forward foreign currency contracts	$—	$353,893	$—		$353,893
Credit contracts	—	2,323	—		2,323
Equity contracts	780	—	—		780
Liabilities:
Forward foreign currency exchange contracts	—	(63,248)	—		(63,248)
Credit contracts	—	(114,017)	—		(114,017)
Equity contracts	(220)				(220)
Interest rate contracts	(8,400)	—	—		(8,400)

	$(7,840)	$178,951	$—		$171,111

(a)	Rounds to less than $1.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

26

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, Bank borrowings payable of $270,000,000 is categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Warrants		Purchased Options	Total
Assets:
Opening balance, as of February 28, 2019	$3,075,400	$8,149,827	$42,349,614	$0	(a)	$0	(a)	$—	$53,574,841
Transfers into Level 3(b)	—	—	13,294,481	—		—		—	13,294,481
Transfers out of Level 3(c)	—	—	(27,055,626)	—		—		—	(27,055,626)
Accrued discounts/premiums	—	703	3,677	—		—		—	4,380
Net realized gain (loss)	—	—	5,238	—		—		(5,867)	(629)
Net change in unrealized appreciation (depreciation)(c)	(299,466)	1,842	(324,152)	—		—		5,867	(615,909)
Purchases	—	2,448,688	14,984,742	—		—		—	17,433,430
Sales	—	—	(5,466,073)	—		—		—	(5,466,073)

Closing balance, as of May 31, 2019	$2,775,934	$10,601,060	$37,791,901	$0	(a)	$0	(a)	$—	$51,168,895

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(d)	$(299,466)	$1,842	$(319,846)	$—		$—		$—	$(617,470)

(a)	Rounds to less than $1.
(b)

As of February 28, 2019, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of February 28, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $40,290,537. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks(a)	$2,654,934	Market	EBITDA Multiple	(a)	7.50x – 8.00x	7.72x
Corporate Bonds	8,223,424	Market	EBITDA Multiple	(a)	8.00x	—

	$10,878,358

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

27